Related Party Balances and Transactions - Schedule of Amount Due from Related Parties-current (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Amount due from related parties	$ 88	$ 1,175
Hangzhou Alimama Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due from related parties	2	876
Shanghai Touch Future Network Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due from related parties		$ 299
Guangzhou UC Network Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due from related parties	5
Guangzhou Aijiuyou Informational Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due from related parties	$ 81